Accounting for Stock-Based Compensation (Details Textual) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended				12 Months Ended							12 Months Ended
	Dec. 31, 2011 M	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2011 Contractual term of option granted prior to 2005 [Member]	Dec. 31, 2011 Contractual term of option granted from 2005 through 2007 [Member]	Dec. 31, 2011 Contractual term of option granted from 2008 through 2011 [Member]	Dec. 31, 2011 Plan 2000 [Member]	Dec. 31, 2011 Plan 2009 [Member]	Dec. 31, 2011 Employee Stock Option [Member]	Dec. 31, 2011 Restricted Stock Restricted Stock Units and Phantom Shares [Member]	Dec. 31, 2011 Phantom Stock and Restricted Stock Units [Member]	Dec. 31, 2010 Phantom Stock and Restricted Stock Units [Member]	Dec. 31, 2009 Phantom Stock and Restricted Stock Units [Member]	Dec. 31, 2008 Phantom Stock and Restricted Stock Units [Member]	Feb. 24, 2010 Phantom Stock and Restricted Stock Units [Member] Plan 2000 [Member]	Feb. 25, 2009 Phantom Stock and Restricted Stock Units [Member] Plan 2000 [Member]	Feb. 19, 2009 Phantom Stock and Restricted Stock Units [Member] Plan 2000 [Member]	Feb. 23, 2011 Phantom Stock and Restricted Stock Units [Member] Plan 2009 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unissued common stock reserved for grants								332,747	2,773,489
Employee Service Share-based Compensation, Unrecognized Compensation Costs on Nonvested Awards	$ 59.0									$ 13.1	$ 45.9
Closing price of Company's common stock	$ 17.45
Number of shares received by Director.																4,130	7,151	7,151
Grant received by director																			3,688
Total shares of phantom stock	1,109,949	1,099,000	1,188,814
Shares vested at weighted-average grant date	1,009,959	860,749	965,478									22,560	21,449
Weighted-average grant date fair value, Vested	$ 27.40	$ 27.04	$ 37.08									$ 24.68	$ 18.97
Phantom stock and restricted stock units unvested	2,207,612	2,125,291	1,897,541	1,684,207								52,956	53,388	50,057
Weighted-average grant date fair value, Vested	$ 32.95	$ 27.92	$ 24.09	$ 35.57								$ 31.67	$ 26.11	$ 19.19
Contractual term of option granted					10 years	8 years	10 years
Accounting for Stock Based Compensation (Textual) [Abstract]
Weighted Average Period in months	22
Weighted-average grant date fair value of stock options	$ 10.07	$ 8.47	$ 6.61
Aggregate intrinsic value of options exercised	6.1	28.9	7.6
Share equivalent units, Deferred in the plan	28,775
Aggregate fair value, Deferred in the plan	$ 0.5
Valuation method used to estimate the fair value of stock options	Black Scholes option pricing model